UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549


                                                   FORM 13F


                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one):  [ ] is a restatement
                                           [ ] adds new holding entries


Institutional Investment Manager Filing this Report:

Name:            Vicis Capital, LLC
Address:         445 Park Avenue
                 Suite 1043
                 New York, NY 10022

Form 13F File Number:     28-11503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Andrew Comito
Title:           Compliance Officer
Phone:           212-909-4600

Signature, Place and Date of Signing:


    /s/ Andrew Comito               New York, NY              5/15/2013
       (Signature)                 (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            4

Form 13F Information Table Value Total:            $81,297 (in thousands)

List of Other Included Managers:                   None


----------------------------------------------------------------------------------------------------------------------------------
                            FORM 13F INFORMATION TABLE
----------------------------------------------------------------------------------------------------------------------------------
        Column 1              Column 2         Column 3   Column 4  Column 5              Column 6   Column 7  Column 8
----------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer          Title of Class   CUSIP      Value     Shrs or     SH/  Put/ Investment Other     Voting Authority
                                                          (X$1,000) Prn Amt     PRN  Call Discretion Managers  Sole   Shared  None
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
GLOWPOINT INC                 COM NEW          379887201  $  9,489   9,229,351  SH        Sole                 X
----------------------------------------------------------------------------------------------------------------------------------
AMBIENT CORP                  COM NEW          02318N201  $ 35,902  13,297,083  SH        Sole                 X
----------------------------------------------------------------------------------------------------------------------------------
CHINA HYDROELECTRIC CORP      SPONSORED ADR    16949D101  $ 35,898     125,000  SH        Sole                 X
----------------------------------------------------------------------------------------------------------------------------------
CHINA HYDROELECTRIC CORPORAT  *W EXP 01/25/201 G2112E145  $      8     125,000       CALL Sole                 X
----------------------------------------------------------------------------------------------------------------------------------